Other Assets - Summary of Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Assets [Line Items]
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 297	$ 301
Long-term receivables [note 20]	95	176
Patents and licenses, net	34	30
Unrealized gain on cash flow hedges [note 20]	32	15
E-Car intangible [note 6]	158	0
Other, net [note 6]	137	72
Total other assets	$ 753	$ 594